Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowances for losses on loans and real estate owned	$ 2,369	$ 2,309
General business credit		217
Minimum tax credit carry forward	3,834	3,880
Write down of debt	1,305	1,334
Real estate acquired through foreclosure, net	213	336
State net operating loss carryover	568	601
Defined benefit plans	325	311
Mortgage servicing rights	3	2
Investment in joint ventures	1,210	1,225
Interest rate swaps	3,733	1,936
Other	2,407	1,856
Total gross deferred tax assets	15,967	14,007
Less state valuation allowance	234	245
Deferred tax assets after valuation allowance	15,733	13,762
Deferred tax liabilities:
Investment in securities available for sale	17,588	13,516
Accretion of discounts	3	47
Core deposit intangible	101	189
Purchase price adjustments	63	105
Other	218	282
Gross deferred tax liabilities	17,973	14,139
Net deferred tax (liability)	$ 2,240	$ 377